Environment	12 Months Ended
Dec. 31, 2021
Environmental Matters [Abstract]
Environment

37. ENVIRONMENT

Environmental expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

				12-31-2021						12-31-2020
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Emgesa S.A. E.S.P.	El Quimbo Hydroelectric Power Plant Project	Monitoring & hydrometeorological studies	In progress	343	—	343	—	12-31-2022	343	480
		Law 99	In progress	—	—	—	4,268	12-31-2022	4,268	4,221
Empresa Distribuidora Sur S.A.	Polluting material	Handling of Polluting Material	In progress	87	—	87	—		87	74
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment’s Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	272	267	5	5,623	12-31-2027	5,896	7,716
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	84	82	2	240	12-31-2022	324	391
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters Studies of environmental aspects	Finished	334	—	334	—		334	223
	Environmental Studies	Studies of environmental aspects	Finished	52	—	52	—		52	103
Enel Generación Perú S.A.	Waste Management	Handling of hazardous waste	Finished	189	—	189	—		189	204
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Finished	172	—	172	—		172	111
	Landscaping and Green Areas	Maintaining green areas and small fauna	Finished	79	—	79	—		79	89
	Legal Services	Legal Services	Finished	3	—	3	—		3	—
	Mitigation and Restoration	Protection and recovery of soil and water	Finished	—	—	-	—		—	—
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	Finished	38	—	38	—		38	55
	Environmental Studies	Environmental aspect studies	Finished	40	—	40	—		40	22
Enel Generación Piura S.A.	Waste Management	Handling of hazardous waste	Finished	31	—	31	—		31	37
	Environmental Monitoring	Protection of the air and climate, noise reduction	Finished	52	—	52	—		52	28
	Landscaping and Green Areas	Maintaining green areas and small fauna	Finished	43	—	43	—		43	42
	Prevention Activities	Protection of the air and climate, noise reduction, protection against radiation	Finished	33	—	33	—		33	72
	Environmental Studies	Environmental aspect studies	Finished	5	—	5	—		5	31
Chinango S.A.C.	Waste Management	Handling of hazardous waste	Finished	17	—	17	—		17	115
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Finished	265	—	265	—		265	108
Total				2,139	349	1,790	10,131		12,271	14,122

				12-31-2020
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
		Monitoring & hydrometeorological studies	In progress	480	—	480	—		480
Emgesa S.A. E.S.P.	El Quimbo Hydroelectric Power Plant Project	Others	In progress	276	—	276	—		276
		Law 99	In progress	—	—	—	4,221	12-31-2022	4,221
Empresa Distribuidora Sur S.A.	Polluting material	Handling of Polluting Material	In progress	74	—	74	—		74
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment’s Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	2,341	2,180	161	5,375	12-31-2027	7,716
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	83	83	—	309	12-31-2022	392
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters Studies of environmental aspects	Finished	223	—	223	—		222
	Environmental Studies	Studies of environmental aspects	Finished	103	—	103	—		103
Enel Generación Perú S.A.	Waste Management	Handling of hazardous waste	Finished	204	—	204	—		204
	Mitigation and Restoration	Protection and recovery of soil and water	Finished	6	—	6	—		6
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Finished	111	—	111	—		111
	Landscaping and Green Areas	Maintaining green areas and small fauna	Finished	89	—	89	—		89
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	Finished	55	—	55	—		55
	Environmental Studies	Environmental aspect studies	Finished	22	—	22	—		22
Enel Generación Piura S.A.	Waste Management	Handling of hazardous waste	Finished	37	—	37	—		37
	Environmental Monitoring	Protection of the air and climate, noise reduction	Finished	28	—	28	—		28
	Landscaping and Green Areas	Maintaining green areas and small fauna	Finished	42	—	42	—		42
	Environmental Studies	Environmental aspect studies	Finished	72	—	72	—		72
	Waste Management	Handling of hazardous waste	Finished	31	—	31	—		31
Chinango S.A.C.	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	Finished	115	—	115	—		115
	Mitigations & Restorations	Protection and Recovery of Soil and Water	Finished	7	—	7	—		7
	Environmental monitoring	Air and climate protection, noise reduction, radiation protection	Finished	108	—	108	—		108
Total				4,506	2,263	2,243	9,904		14,411

				12-31-2019
Disbursing Company	Project Name	Environmental Description	Project Status [Finished, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
		Monitoring & hydrometeorological studies	In progress	522	—	522	—		522
Emgesa S.A. E.S.P.	Central Hidroelectrica El Quimbo	Other	In progress	208	—	208	—		208
	Project	Law 99	In progress	—	—	—	4,588	12-31-2021	4,588
Empresa Distribuidora Sur S.A.	Polluting material	Handling of Polluting Material	In progress	133	—	133	—		133
	Pcbs Decommissioning	Under Law 1196 of 2008, Colombia adopted the Stockholm Convention and this was regulated with the Ministry of the Environment’s Resolution 222 of December 15, 2011, recognizing the provision for the decommissioning of transformers contaminated with PCBs.	In progress	1,693	1,399	294	6,145	12-31-2027	7,838
Compañía Distribuidora y Comercializadora de Energía S.A.	Nueva Esperanza Environmental Compensation	Compensations included in Resolution 1061 and Agreement 017 of 2013 issued by the Ministry of the Environment and the Autonomous Regional Corporation of Cundinamarca, respectively, which approves the substitution of the protecting and producing forestry reserve of the upper basin of the Bogota River, committing the Company to undertaking a compensation and reforestation plan in the construction zone of the Nueva Esperanza, Gran Sabana and Compartir substations	In progress	203	189	15	105	12-31-2019	308
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	In progress	78	—	78	—		78
	Environmental Studies	Environmental aspect studies	In progress	116	—	116	—		116
	Waste Management	Handling of hazardous waste	In progress	342	—	342	—		342
Enel Generación Perú S.A.	Mitigation and Restoration	Protection and recovery of soil and water	In progress	29	—	29	—		29
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	86	—	86	—		86
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	90	—	90	—		90
	Prevention Activities	Protection of environmental biodiversity, treatment of waste waters	In progress	35	—	35	—		35
	Environmental Studies	Environmental aspect studies	In progress	29	—	29	—		29
Enel Generación Piura S.A.	Waste Management	Handling of hazardous waste	In progress	76	—	76	—		76
	Environmental Monitoring	Protection of the air and climate, noise reduction.	In progress	42	—	42	—		42
	Landscaping and Green Areas	Maintaining green areas and small fauna	In progress	49	—	49	—		49
	Environmental Studies	Environmental aspect studies	In progress	24	—	24	—		24
	Waste Management	Handling of hazardous waste	In progress	53	—	53	—		53
Chinango S.A.C.	Mitigation and Restoration	Protection and recovery of soil and water	In progress	19	—	19	—		19
	Environmental Monitoring	Protection of the air and climate, noise reduction, protection against radiation	In progress	277	—	277	—		277
Enel Distribución S.A.	Waste Management	Elimination of particles and other special waste	Completed	243	—	243	—		243
Total				4,347	1,588	2,760	10,838		15,185